Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	$ 19,153	$ 22,594	$ 26,167
Debt securities	203,904	224,139
Public equities	23,519	28,067
Mortgages	54,638	52,014
Private placements	47,057	42,842
Policy loans	6,894	6,397
Loans to bank clients	2,781	2,506
Real estate	13,272	13,233
Total invested assets	414,001	427,098
Other invested assets	42,783	35,306
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,933	2,214
Debt securities	120,897	133,763
Public equities	21,989	25,716
Total invested assets	220,674	238,809
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	10,926	14,339
Debt securities	7,745	7,332
Public equities	1,530	2,351
Total invested assets	44,755	49,876
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,294	6,041
Mortgages	54,638	52,014
Private placements	47,057	42,842
Policy loans	6,894	6,397
Loans to bank clients	2,781	2,506
Total invested assets	148,572	138,413
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	19,153	22,594
Public equities	23,519	28,067
Mortgages	51,429	54,089
Private placements	41,968	47,276
Policy loans	6,894	6,397
Loans to bank clients	2,760	2,503
Total invested assets	407,212	435,475
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,266	22,670
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	14,798	18,706
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6,468	3,964
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,266	22,670
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,736	32,251
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	9,440	12,607
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	14,384	18,792
U.S. government and agency [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	912	852
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,494	32,254
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26,473	24,759
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,986	21,888
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,487	2,871
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	26,473	24,759
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	129,141	141,563
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	120,897	133,763
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7,745	7,332
Corporate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	499	468
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	128,972	141,560
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,288	2,896
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,152	2,758
Mortgage/asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	136	138
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,288	2,896
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,878	1,812
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,878	1,812
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	3,033	3,024
Investment property [member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	11,394	11,421
Investment property [member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	11,394	11,421
Investment property [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	11,394	11,421
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	38,439	31,204
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	26,348	21,022
Alternative long-duration assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	79	89
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	12,012	10,093
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	39,225	31,863
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,344	4,102
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	131	135
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,213	3,967
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 4,344	$ 4,102